Subsequent events - Reduction in Commercial Management Fees and Amendment of Minimum Interest Coverage (Details)	1 Months Ended
Sep. 30, 2018
Reduction in Commercial Management Fees
Subsequent events
Commercial management fees as a percentage of gross revenue	0.85%
Amendment of Minimum Interest Coverage Ratio | KEXIM Credit Facility
Subsequent events
Aggregate of the fair market value of the vessels provided as collateral	155.00%
Amendment of Minimum Interest Coverage Ratio | 2017 Credit Facility
Subsequent events
Aggregate of the fair market value of the vessels provided as collateral	155.00%
Amendment of Minimum Interest Coverage Ratio | Period Through June 30, 2019 | 2016 Credit Facility
Subsequent events
Aggregate of the fair market value of the vessels provided as collateral	145.00%
Amendment of Minimum Interest Coverage Ratio | Period Through June 30, 2019 | ABN AMRO Credit Facility
Subsequent events
Aggregate of the fair market value of the vessels provided as collateral	145.00%
Amendment of Minimum Interest Coverage Ratio | Period Through June 30, 2019 | DVB 2017 Credit Facility
Subsequent events
Aggregate of the fair market value of the vessels provided as collateral	145.00%
Amendment of Minimum Interest Coverage Ratio | Period Thereafter | 2016 Credit Facility
Subsequent events
Aggregate of the fair market value of the vessels provided as collateral	150.00%
Amendment of Minimum Interest Coverage Ratio | Period Thereafter | ABN AMRO Credit Facility
Subsequent events
Aggregate of the fair market value of the vessels provided as collateral	150.00%
Amendment of Minimum Interest Coverage Ratio | Period Thereafter | DVB 2017 Credit Facility
Subsequent events
Aggregate of the fair market value of the vessels provided as collateral	150.00%